Property, Plant and Equipment, Net (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Nov. 30, 2012	Nov. 30, 2011	Nov. 30, 2010
Property, Plant and Equipment, Net
Property, plant and equipment, gross	$ 157,013	$ 146,935
Accumulated depreciation	(116,819)	(101,720)
Property, plant and equipment, net	40,194	45,215
Additional disclosure of property, plant and equipment
Depreciation expense	17,936	19,405	18,436
Land
Property, Plant and Equipment, Net
Property, plant and equipment, gross	1,421	1,421
Buildings and leasehold improvements
Property, Plant and Equipment, Net
Property, plant and equipment, gross	16,250	15,122
Machinery and equipment
Property, Plant and Equipment, Net
Property, plant and equipment, gross	139,342	130,392
Additional disclosure of property, plant and equipment
Disposal of fully-depreciated assets	$ 4,158	$ 5,927	$ 2,474